STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended
	May 31, 2023	May 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (11,593)	$ (8,344)
Changes in operating assets and liabilities:
Accounts payable	815	3,500
Depreciation expense	57	58
Net cash used by Operating activities	(10,721)	(4,786)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	0	0
Net cash used in investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	0	0
Proceeds of loan from shareholder	433	1,256
Net cash provided by Financing activities	433	1,256
Increase (decrease) in cash and equivalents	(10,288)	(3,530)
Cash and equivalents at beginning of the period	14,800	28,132
Cash and equivalents at end of the period	4,512	24,602
Cash paid for:
Interest	0	0
Taxes	$ 0	$ 0